Earnings per share	6 Months Ended
Jun. 30, 2013
Earnings per share
Note 13 Earnings per share

in	2Q13	1Q13	2Q12	6M13	6M12
Basic net income attributable to shareholders (CHF million)
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Preferred securities dividends	(114)	–	(114)	(114)	(114)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Available for common shares	852	1,033	615	1,918	659
Available for unvested share-based payment awards	70	93	59	164	59
Available for mandatory convertible securities [1]	9	177	–	152	–
Diluted net income attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	(17)	(5)	(13)	(22)	(14)
Net income attributable to shareholders for diluted earnings per share	914	1,298	661	2,212	704
Available for common shares	838	1,033	602	1,904	645
Available for unvested share-based payment awards	67	92	59	160	59
Available for mandatory convertible securities [1]	9	173	–	148	–
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,574.9	1,354.6	1,323.0	1,464.8	1,304.0
Dilutive contracts that may be settled in shares or cash [3]	23.1	24.9	26.4	23.5	16.7
Dilutive share options and warrants	1.9	2.0	6.4	1.9	5.5
Dilutive share awards	1.5	1.8	1.7	1.7	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,601.4	1,383.3	1,357.5	1,491.9	1,327.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	130.0	122.6	90.1	126.3	85.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	20.4	231.8	–	126.1	–
Earnings per share available for common shares (CHF)
Basic earnings per share available for common shares	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share available for common shares	0.52	0.75	0.44	1.28	0.49
Prior periods have been adjusted to reflect the increase in the number of shares outstanding that arose from the 2Q13 stock dividend, as required under US GAAP.
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2 Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled.
3 Reflects weighted-average shares outstanding on PAF2 units.
4
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 12.1 million, 13.7 million, 23.5 million, 12.9 million and 26.0 million for 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.